PROPERTY, PLANT AND EQUIPMENT, NET - Summary (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	¥ 711,261,403		¥ 597,549,819
Less: Accumulated depreciation	(313,904,608)		(200,333,908)
Property, plant and equipment, net	397,356,795	$ 57,611,320	397,215,911
Furniture
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	380,987,667		301,967,565
Building
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	148,449,403		138,365,906
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	135,365,960		113,720,676
Office and electronic equipment
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	31,868,495		29,067,529
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	10,778,718		10,753,230
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	¥ 3,811,160		¥ 3,674,913